Changes in accounting policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in accounting policies
4. Changes in accounting policies
a) New standards, interpretations and amendments adopted from January 1, 2021
In the current year, the Company has applied the below amendments to IFRS issued by the IASB that are effective for an annual period that begins on or after January 1, 2021. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements:

•	Amendments to IFRS 4 Insurance Contracts
•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform – Phase 2
•	Amendments to IFRS 16 Covid-19 related rent concessions
b) New standards, interpretations and amendments not yet effective
At the date of authorization of these consolidated financial statements, the Company has not applied the following new and revised IFRS that have been issued but are not yet effective:
Effective January 1, 2022

•	Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41)
•	Amendments to IAS 16 – Proceeds before Intended Use
•	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
•	Amendments to IFRS 3
Effective January 1, 2023

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
•	Amendments to IFRS 17 – Insurance Contracts
•	Amendments to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction
•	Amendments to IAS 8 – Definition of accounting estimates
•	Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of accounting policies
The Company does not expect the adoption of these IFRS amendments will have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.